BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts	$ 211.7	$ 216.4
Project-related legal liabilities and other project-related reserves	55.2	38.0
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total billings in excess of costs and accrued earnings on contracts	$ 289.1	$ 310.8